S000022085 [Member] Investment Objectives and Goals - Large Core Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LARGE CORE GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to provide growth of capital.